Share-based payments - Warrants (Details) - $ / shares	Dec. 19, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Nov. 23, 2020	May 31, 2026	Aug. 31, 2025	Dec. 13, 2023
Disclosure of classes of share capital [line items]
Number of warrants to purchase voting common shares issued	40,015	442	68	14	1	2	7	3
Number of underwriter warrants to purchase voting common shares issued	4,003
Warrants term	5 years	5 years	5 years 6 months	5 years	5 years	3 years	3 years	3 years	5 years
Exercise price of warrants	$ 150	$ 1,000	$ 6,000	$ 45,000	$ 567,000	$ 2,187,000	$ 2,187,000	$ 2,187,000				$ 567,000
Common shares
Disclosure of classes of share capital [line items]
Number of warrants outstanding										45,154	1,146
Number of warrants or rights accounted as derivative liabilities										40,626	620
Number of warrants or rights accounted as contributed surplus										4,528	526